Contingencies (EU Commission Proceedings) (Narrative) (Details) (EU Commission Proceedings) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended
	Jun. 19, 2013 EUR (€)	Dec. 31, 2013 USD ($)	Jul. 08, 2009 Antitrust proceedings other_companies
Loss Contingencies [Line Items]
Number of defendants			4
Damages awarded	€ 7.8
Loss contingency accrual, provision		$ 10.3